ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Mar. 31, 2015
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

11.  ASSET RETIREMENT OBLIGATIONS

The Company’s asset retirement obligations, which are included in “Other liabilities” in the Company’s consolidated balance sheets, are related to leasehold office premises which the Company is contractually obligated to restore at the end of the lease to their original condition. The movements in asset retirement obligations for the years ended March 31, 2014 and 2015, are as follows:

	Thousands of Yen
	2014	2015
Balance at beginning of year	¥17,874	¥32,407
Liabilities incurred during the year	14,220	15,233
Accretion expense	313	401

Balance at end of year	¥32,407	¥48,041